Inventories	6 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 6 – INVENTORIES

Inventories consisted of the following:

	December 31,	June 30,
	2024	2024
	(Unaudited)
Raw materials	$484,493	$524,470
Finished goods	1,108,624	1,125,824
Work in progress	135,522	100,074
Inventories	$1,728,639	$1,750,369

The Company reviews its inventories periodically to determine if reserve is necessary for slow-moving inventory or if a write-down is necessary when the carrying value exceeds net realizable value. For the six months ended December 31, 2024 and 2023, there was no provision for slow-moving or obsolete inventory.